Consolidated Statements of Cash Flows - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Operating activities:
Cash generated from operations	$ 1,306,000,000	$ 7,569,000,000	$ 8,774,000,000
Income tax paid	(24,000,000)	(224,000,000)	(381,000,000)
Net cash generated from operating activities	1,282,000,000	7,345,000,000	8,393,000,000
Investing activities:
Capital contributions in associates and joint ventures	(29,000,000)	(71,000,000)	(97,000,000)
Acquisition of investment properties	(993,000,000)	(3,682,000,000)	(3,764,000,000)
Proceeds from sales of investment properties	18,072,000,000	266,000,000	0
Acquisition of property, plant and equipment	(176,000,000)	(237,000,000)	(134,000,000)
Proceeds from sales of property, plant and equipment	7,000,000	0	0
Advance payments	(115,000,000)	(17,000,000)	(6,072,000,000)
Acquisition of intangible assets	(46,000,000)	(51,000,000)	(279,000,000)
Acquisitions of investments in financial assets	(13,036,000,000)	(13,457,000,000)	(44,064,000,000)
Proceeds from investments in financial assets	19,901,000,000	19,277,000,000	46,087,000,000
Loans granted	0	(1,385,000,000)	0
Loans granted to related parties	(14,764,000,000)	(7,088,000,000)	0
Loans payment received from related parties	205,000,000	1,000,000,000	0
Proceeds from sales of interest held in associates and joint ventures	0	0	8,000,000
Collection of financial assets interests and dividends	728,000,000	864,000,000	858,000,000
Dividends received	0	256,000,000	10,000,000
Net cash generated from/ (used in) investing activities	9,754,000,000	(4,325,000,000)	(7,447,000,000)
Financing activities:
Repurchase of non-convertible notes	(247,000,000)	(766,000,000)	(121,000,000)
Sales of non-convertible notes in portfolio	1,458,000,000	0	0
Borrowings obtained	0	15,377,000,000	5,005,000,000
Borrowings obtained from related parties	52,000,000	0	0
Payment of borrowings	(1,530,000,000)	(15,941,000,000)	(4,456,000,000)
Payment of non-convertible notes	(14,884,000,000)	0	0
Payment of leases liabilities	(38,000,000)	(71,000,000)	(26,000,000)
Acquisition of non-controlling interest in subsidiaries	(75,000,000)	0	0
Payment of derivative financial instruments	(547,000,000)	(849,000,000)	(1,460,000,000)
Proceeds from derivative financial instruments	64,000,000	729,000,000	2,365,000,000
Payment of interest	(4,589,000,000)	(4,530,000,000)	(4,346,000,000)
Reimbursement of dividends	0	0	70,000,000
Dividends paid	(2,587,000,000)	(1,097,000,000)	(1,513,000,000)
Dividends paid to non-controlling shareholders	0	(137,000,000)	0
Contribution of the non-controlling shareholders	26,000,000	0	0
Short-term loans, net	5,655,000,000	1,935,000,000	531,000,000
Net cash used in financing activities	(17,242,000,000)	(5,350,000,000)	(3,951,000,000)
Net decrease in cash and cash equivalents	(6,206,000,000)	(2,330,000,000)	(3,005,000,000)
Cash and cash equivalents at beginning of the year	6,949,000,000	9,014,000,000	12,167,000,000
Foreign exchange gain/(loss) on cash and fair value result for cash equivalents	96,000,000	322,000,000	(86,000,000)
Inflation adjustment	(46,000,000)	(57,000,000)	(62,000,000)
Cash and cash equivalents at end of the year	$ 793,000,000	$ 6,949,000,000	$ 9,014,000,000